Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of future payments associated with the Company's operating lease liabilities
As of December 31, 2020, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

Operating Leases
2021	$348
2022	60

Total lease payments	408
Less: imputed interest	(18)

Total operating lease liability future lease payments	$390

Schedule of operating lease liabilities
Reported as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Current portion of operating lease liabilities included within other current liabilities	$333	$645
Non-current portion of operating lease liabilities	57	390

Total	$390	$1,035

Schedule of additional information related to operating leases
The following summarizes additional information related to operating leases:

	December 31,
	2020	2019
Weighted average remaining operating lease term (in years)	0.8	2.1
Weighted average discount rate	11.3%	11.0%